OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2023	2022

Prepaid expenses	245	504
Receivables from government authorities	387	94
Others	302	188

	934	786